OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER ACCOUNTS RECEIVABLE
Interest receivable	$ 190	$ 44
Government authorities	616	642
Related parties	40
Advances to supplies	54	176
Prepaid expenses	469	412
Others	543	194
Other accounts receivable	$ 1,912	$ 1,468